Financial instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Trade and other current receivables	$ 446,875	$ 368,761
Non-current trade receivables	1,912	1,840
Trade and other receivables	448,787	370,601
Trade and other receivables [Member]
Financial instruments [Line Items]
Current trade receivables	412,321	344,839
Current prepayments	16,177	6,621
Other current receivables	18,377	17,301
Trade and other current receivables	446,875	368,761
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	1,912	1,840
Trade and other non-current receivables	1,912	1,840
Trade receivables	412,321	344,839
Prepayments	16,177	6,621
Other Receivables	20,289	19,141
Trade and other receivables	$ 448,787	$ 370,601